Derivative Instruments and Hedging Activities - Commitment of Cross Currency Swaps (Detail) NOK in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2015 NOK
Derivative [Line Items]
Fair Value / Carrying Amount of Asset / (Liability)	$ (15,349)
Cross Currency Interest Rate Contract [Member]
Derivative [Line Items]
Fair Value / Carrying Amount of Asset / (Liability)	(264,244)
Cross Currency Interest Rate Contract [Member] | Maturing In October 2015 [Member] | NIBOR [Member]
Derivative [Line Items]
Fair Value / Carrying Amount of Asset / (Liability)	(34,288)
Notional Amount	$ 122,800	NOK 700,000
Receivable Margin	4.75%	4.75%
Fixed Rate Payable	5.52%	5.52%
Remaining Term (years)	3 months 18 days
Cross Currency Interest Rate Contract [Member] | Maturing In January 2016 [Member] | NIBOR [Member]
Derivative [Line Items]
Fair Value / Carrying Amount of Asset / (Liability)	$ (26,776)
Notional Amount	$ 89,710	NOK 500,000
Receivable Margin	4.00%	4.00%
Fixed Rate Payable	4.94%	4.94%
Remaining Term (years)	7 months 6 days
Cross Currency Interest Rate Contract [Member] | Maturing In January 2017 [Member] | NIBOR [Member]
Derivative [Line Items]
Fair Value / Carrying Amount of Asset / (Liability)	$ (28,252)
Notional Amount	$ 101,351	NOK 600,000
Receivable Margin	5.75%	5.75%
Fixed Rate Payable	7.49%	7.49%
Remaining Term (years)	1 year 7 months 6 days
Cross Currency Interest Rate Contract [Member] | Maturing In May 2017 [Member] | NIBOR [Member]
Derivative [Line Items]
Fair Value / Carrying Amount of Asset / (Liability)	$ (39,938)
Notional Amount	$ 125,000	NOK 700,000
Receivable Margin	5.25%	5.25%
Fixed Rate Payable	6.88%	6.88%
Remaining Term (years)	1 year 9 months 18 days
Cross Currency Interest Rate Contract [Member] | Maturing In 2018 [Member] | NIBOR [Member]
Derivative [Line Items]
Fair Value / Carrying Amount of Asset / (Liability)	$ (44,925)
Notional Amount	$ 143,536	NOK 800,000
Receivable Margin	4.75%	4.75%
Fixed Rate Payable	6.07%	6.07%
Remaining Term (years)	2 years 7 months 6 days
Cross Currency Interest Rate Contract [Member] | Maturing In September 2018 [Member] | NIBOR [Member]
Derivative [Line Items]
Fair Value / Carrying Amount of Asset / (Liability)	$ (40,398)
Notional Amount	$ 150,000	NOK 900,000
Receivable Margin	4.35%	4.35%
Fixed Rate Payable	6.43%	6.43%
Remaining Term (years)	3 years 2 months 12 days
Cross Currency Interest Rate Contract [Member] | Maturing In January 2019 [Member] | NIBOR [Member]
Derivative [Line Items]
Fair Value / Carrying Amount of Asset / (Liability)	$ (40,604)
Notional Amount	$ 162,200	NOK 1,000,000
Receivable Margin	4.25%	4.25%
Fixed Rate Payable	6.42%	6.42%
Remaining Term (years)	3 years 7 months 6 days
Cross Currency Interest Rate Contract [Member] | Maturing in May 2020 [Member] | NIBOR [Member]
Derivative [Line Items]
Fair Value / Carrying Amount of Asset / (Liability)	$ (9,063)
Notional Amount	$ 134,000	NOK 1,000,000
Receivable Margin	3.70%	3.70%
Fixed Rate Payable	5.92%	5.92%
Remaining Term (years)	4 years 10 months 24 days